PENSION PLANS AND POSTRETIREMENT BENEFITS - Assumptions and sensitivity analysis (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 CAD ($) Y	Dec. 31, 2017 CAD ($) Y	Dec. 31, 2016 Y
Pension and postretirement benefits
Expected employer contributions in the next fiscal year	$ 25,100
Benefit obligations
Percentage increase of discount rate (as a percent)	0.10%
Pension defined benefit plans
Benefit obligations
Decrease of retirement benefit obligation due to increase of actuarial assumption	$ 7,300
Postretirement defined benefit plans
Benefit obligations
Decrease of retirement benefit obligation due to increase of actuarial assumption	$ 1,200
Actuarial assumption discount rate
Benefit obligations
Discount rate, current year (as a percent)	3.90%	3.50%	3.90%
Rate of compensation increase, current year (as a percent)	3.00%	3.00%	3.00%
Current periodic costs
Discount rate, preceding year (as a percent)	3.50%	3.90%	4.00%
Rate of compensation increase, preceding year (as a percent)	3.00%	3.00%	3.00%
Assumed average retirement age | Y	62	62	62
Assumed health care cost trend rate (as a percent)	8.50%
Assumed health care cost trend rate after eight years (as a percent)	5.50%
Plan assets
Pension and postretirement benefits
Employer contributions	$ 25,500
Plan assets | Pension defined benefit plans
Pension and postretirement benefits
Employer contributions	25,053	$ 26,817
Plan assets | Postretirement defined benefit plans
Pension and postretirement benefits
Employer contributions	$ 521	$ 467